Related Party Transactions - Founder Shares (Details)					3 Months Ended	12 Months Ended
	Mar. 15, 2021 shares	Mar. 12, 2021 USD ($) shares	Mar. 09, 2021 USD ($) $ / shares shares	Jan. 08, 2021 USD ($) shares	Mar. 31, 2023 D $ / shares shares	Dec. 31, 2022 D $ / shares shares	Dec. 31, 2021 USD ($) shares
Related Party Transaction
Aggregate purchase price | $							$ 25,000
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%	100.00%
Threshold period from closing of public offering entity is obligated to complete Business Combination					24 months	24 months
Class B Common Stock
Related Party Transaction
Common stock, shares outstanding					75,000	8,337,500	8,337,500
Founder Shares
Related Party Transaction
Shares no longer subject to forfeiture		837,500
Founder Shares | Kyle Francis
Related Party Transaction
Aggregate purchase price | $			$ 450
Price per share | $ / shares			$ 0.003
Stock transferred during period shares			150,000
Founder Shares | Officer and Director
Related Party Transaction
Aggregate purchase price | $			$ 1,600,000
Founder Shares | Class B Common Stock | Over-allotment option
Related Party Transaction
Underwriter forfeited the remaining over-allotment option	287,500
Founder Shares | Sponsor
Related Party Transaction
Aggregate purchase price | $		$ 25,000
Founder Shares | Sponsor | Independent Directors
Related Party Transaction
Stock transferred during period shares			25,000
Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction
Number of shares issued			8,625,000	7,187,500
Aggregate purchase price | $				$ 25,000
Share dividend			0.2
Common stock, shares outstanding			8,625,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial Business Combination					1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial Business Combination (in dollars per share) | $ / shares					$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial Business Combination | D					20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					30	30
Threshold period after the Business Combination in which the 20 trading days within any 30 trading day period commences					150 days	150 days
Founder Shares | Sponsor | Class B Common Stock | Over-allotment option
Related Party Transaction
Shares subject to forfeiture			1,125,000